Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
At U.S. statutory tax rate	21.00%	21.00%
State income taxes	1.80%	(1.10%)
Foreign rate differential	0.10%	0.30%
Pass-through loss / (income)		(14.30%)
Noncontrolling interest	(12.30%)	(2.70%)
Change in valuation allowance	(23.10%)	(3.50%)
Deferred tax partnership adjustment	10.10%
Warrants Remeasurement		(1.40%)
Research & Development Credit	(0.50%)
Other	0.60%	0.10%
Total income tax expense (benefit)	(2.30%)	(1.60%)